Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Valuation assumptions for RSUs
The following assumptions were used in the lattice-based option valuation model for market-based RSUs granted during the year ended December 31, 2023. There were no market-based RSUs granted during the year ended December 31, 2022.

2023
Derived service period in years	1.54 - 2.76
Expected volatility	50%
Expected dividends	—
Risk-free rate	3.45% - 4.44%

Schedule of restricted stock activity
A summary of the unvested time-based and market-based equity-classified RSUs are presented in the following table:

	Time-based RSUs		Market-based RSUs
	Shares (in thousands)	Weighted Average Grant Date Fair Value	Shares (in thousands)	Weighted Average Grant Date Fair Value
January 1, 2023	—	—	—	$—
Granted	3,185	3.51	3,930	1.69
Vested	(2)	3.45	—	—
Cancelled/forfeited	(28)	3.43	—
December 31, 2023	3,155	3.51	3,930	$1.69

Stock options activity
Stock option awards outstanding as of December 31, 2023 and changes during the period ended December 31, 2023 were as follows:

	Shares subject to option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48
Vested and expecting to vest at January 1, 2023	14,661	1.48
Exercisable at January 1, 2023	11,203	$1.44
Granted	3,556	3.77
Exercised	(1,659)	1.54
Cancelled/forfeited	(146)	2.08
Outstanding at December 31, 2023	16,412	$1.96	6.13	$51,601
Vested and expecting to vest at December 31, 2023	16,412	1.96	6.13	51,601
Exercisable at December 31, 2023	10,869	$1.49	4.95	$38,691

Valuation assumptions for stock options
The following assumptions were used in the option valuation model for options granted during the year ended December 31, 2023. There were no options granted during the year ended December 31, 2022.

2023
Expected term in years	5.98 - 6.00
Expected volatility	76.70% - 76.80%
Expected dividends	—
Risk-free rate	3.45% - 3.60%